Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The following table presents the Company’s goodwill and intangible assets as of December 31, 2013 (in thousands):

December 31, 2013(1)
Goodwill	$79,986
Finite-lived intangible assets:
Financial advisor relationships	69,698
Customer relationships	12,409
Non-competition agreements	898
Total intangible assets	83,005
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.

Schedule of Goodwill
The Company’s goodwill and intangible assets as of December 31, 2013 related to First Allied. The following table presents the change in the carrying amount of goodwill from December 31, 2012 to December 31, 2013 (in thousands):

Balance as of December 31, 2012	$—
First Allied	79,986
Balance as of December 31, 2013[1]	$79,986
_____________________
(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.

Schedule of Finite-Lived Intangible Assets
The components of intangible assets as of December 31, 2013 are as follows (in thousands):

	Weighted-Average Life Remaining (in years)	Gross Carrying Value(1)	Accumulated Amortization(1)	Net Carrying Value(1)
Finite-lived intangible assets:
Financial advisor relationships	13	$71,185	$1,487	$69,698
Customer relationships	13	12,686	277	12,409
Non-competition agreements	2	1,026	128	898
Total finite-lived intangible assets		$84,897	$1,892	$83,005
_____________________
(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Future amortization expense is estimated as follows (in thousands):

12 Months Ended December 31,(1)
2014	$7,070
2015	6,942
2016	6,549
2017	6,455
2018	6,455
Thereafter	49,534
Total	$83,005
_____________________
(1) Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.